Earnings (loss) per share and ADS (Details) (USD $)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Net loss	$ (7,471,406)	$ (11,432,223)	$ (7,677,245)
Weighted average equity shares for basic and diluted earnings (loss) per share	13,795,178	13,795,178	13,758,635
Earnings / (loss) per share - basic	$ (0.542)	$ (0.828)	$ (0.558)
Earnings / (loss) per share - diluted	$ (0.542)	$ (0.828)	$ (0.558)
Earnings Per ADS- (where 2 ADSs represent 1 equity share) [Member]
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Earnings / (loss) per share - basic	$ (0.271)	$ (0.414)	$ (0.279)
Earnings / (loss) per share - diluted	$ (0.271)	$ (0.414)	$ (0.279)